Long-Term Investments	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Long-Term Investments
6.	LONG-TERM INVESTMENTS

	December 31,
	2014	2013
Available-for-sale equity securities (a)	$32,001	$42,656
Other equity securities, cost method (b)	1,566	7,207

	$33,567	$49,863

(a)	Available-for-sale equity securities

	December 31, 2014				December 31, 2013
	Equity	Cost	Unrealized	Fair	Equity	Cost	Unrealized	Fair
	Interest	Basis	Loss	Value	Interest	Basis	Gain (Loss)	Value
Ivanhoe Mines Ltd. (i)	5.4%	$32,606	$(3,079)	$29,527	6.4%	$26,965	$11,622	$38,587
Entrée Gold Inc. (ii)	9.4%	4,723	(2,283)	2,440	9.4%	4,723	(696)	4,027
Other	-	50	(16)	34	-	50	(8)	42

		$37,379	$(5,378)	$32,001		$31,738	$10,918	$42,656

(i)	At December 31, 2014, the Company held 22.4 million (December 31, 2013 - 11.7 million) freely tradeable Class A common shares of Ivanhoe Mines Ltd. (“Ivanhoe”) and a further 11.7 million (December 31, 2013 - 10.7 million) Class A common shares that are subject to certain trading restrictions that expire by October 23, 2015. The freely tradeable Class A common shares were valued based on their quoted market price, whereas a liquidity discount was applied to this quoted market price to value the Class A common shares that are subject to trading restrictions. The Company’s aggregate equity interest in Ivanhoe at December 31, 2014 was 5.4%, including common shares accounted for using the cost method (Note 6 (b)(i)).

During February 2015, Turquoise Hill disposed of all of its freely tradable holdings in Ivanhoe (see Note 27).

(ii)	An other-than-temporary impairment was not recorded by Turquoise Hill during 2014 (2013 - $1.5 million) against its investment in Entrée Gold Inc. (“Entrée”).

(b)	Other equity securities, cost method

	December 31, 2014		December 31, 2013
	Equity	Cost	Equity	Cost
	Interest	Basis	Interest	Basis
Ivanhoe Mines Ltd. (i)	5.4%	$1,451	6.4%	$7,092
Other	-	115	-	115

		$1,566		$7,207

(i)

As at December 31, 2014, the Company held 3.0 million (December 31, 2013 - 14.7 million) Class A common shares of Ivanhoe with trading restrictions exceeding one year, which are classified as a cost method investment because they do not have a readily determinable fair value. In accordance with the Lock-up Agreement signed by the Company and Ivanhoe in April 2013, the trading restrictions are lifted on a portion of these common shares every three months, with all of the common shares being freely tradeable by January 17, 2016.